UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3904
                                   --------

Value Line Tax Exempt Fund, Inc.
----------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.        10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: February 28, 2007
                         -----------------

Date of reporting period: February 28, 2007
                          -----------------

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 2/28/07 is included with this Form.

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                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                February 28, 2007
--------------------------------------------------------------------------------



                                 The Value Line
                              Tax Exempt Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended February 28, 2007, the total return of the Value Line Tax Exempt Fund was 4.73%. Over the same time period, the Lehman Brothers Municipal Bond Index reported a return of 4.96%.(1)

For the twelve months ended February 28, 2007, longer maturity municipal bonds have outperformed bonds in the short end of the yield curve. This was primarily due to strong demand from non-traditional tax-exempt buyers. Most of the interest in the tax-exempt market has come from hedge funds and Tender Option Bond (TOB) programs. These types of investors like to buy new issue municipal bonds in the longer portion of the yield curve. The demand from these buyers is the main reason that the municipal market has been able to perform so well despite the tremendous amount of new issue supply.

With interest rates remaining at relatively low levels, municipal bond funds continue to stretch for yield. Strong performance has come from the riskier sectors in the market, primarily non-investment grade securities and BBB-rated bonds. The Value Line Tax Exempt Fund does not invest in municipal bonds that are not rated investment grade. The Fund can purchase BBB-rated bonds and as of February 28, 2007 had less than one percent of its market value in these types of securities. As of February 28, 2007, the Lehman Brothers Municipal Bond Index reported five percent of its market value in BBB-rated securities.

In the investment grade category, industrial development and hospital bonds posted strong returns for the twelve-month period ended February 28, 2007. For the same time period, the Value Line Tax Exempt Fund had eight percent of its market value in industrial development securities and almost five percent in hospital bonds. The Lehman Brothers Municipal Bond Index had approximately five percent of its market value in each of these sectors. Municipal bonds issued from the state of California also performed very well. The Fund had almost 20% of its market value in California exempt securities for the year ended February 28, 2007. For the same time period, the Lehman Brothers Municipal Bond Index had 16% of its aggregate index in California paper.

Going forward, the Fund is taking steps to increase its exposure to sectors, which are under-weighted relative to the Lehman Brothers Municipal Bond Index. Two sectors that the Fund does not have much exposure to are uninsured and long pre-refunded bonds. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Fund is currently restructuring its holdings into $1 million bond pieces. Our goal remains to provide a maximum level of income exempt from all Federal income taxes with a minimum level of risk. Thank you for your investment with us.

                                      Sincerely,

                                      /s/ Jean Bernhard Buttner
                                      Jean Bernhard Buttner
                                      Chairman and President

April 2, 2007

--------------------------------------------------------------------------------
(1) The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

--------------------------------------------------------------------------------
2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly during the course of 2006, with the nation's gross domestic product growth decelerating from 5.6% in the opening quarter to 2.5% by the final period. Spreading weakness in the housing market and stubbornly high oil prices combined to put growth on this more restrained pace. These depressants are still with us, meantime, suggesting that the first half of 2007 will see little aggregate change in GDP growth. What's more, we think the economy's rate of improvement will stay in a stable 2.0%-2.5% range during the second half of this year. Inflation, which has been under control for the past decade, should remain so again this year, even slowing a bit as the economy continues to proceed at a measured pace.

Meanwhile, we expect the Federal Reserve, which has held interest rates at current levels since last June, following two years in which it had raised them steadily, to stay on hold for several more months. Thereafter, we believe that the combination of slow economic growth and moderating inflation could prompt the Fed to start lowering rates. Such a downward course in borrowing costs should help to prevent a recession later this year. In fact, the combination of somewhat lower interest rates and a reviving housing market should then help to lift GDP growth up close to 3% in 2008.

Gross domestic product growth along these lines and accompanying subdued inflation should have positive ramifications for the stock and bond markets.


--------------------------------------------------------------------------------
                                                                               3

The Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------

The following graph compares the performance of The Value Line Tax Exempt Fund, Inc. to that of the Lehman Brothers Municipal Bond Index. The Value Line Tax Exempt Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

             Comparison of a Change in Value of a $10,000 Investment
                     in The Value Line Tax Exempt Fund, Inc.
                  and the Lehman Brothers Municipal Bond Index*

      [THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

                      The Value Line             Lehman Brothers Municipal
                    Tax Exempt Fund, Inc.               Bond Index

  3/1/1997                10,000                          10,000
 5/31/1997                10,098                          10,099
 8/30/1997                10,375                          10,391
11/30/1997                10,607                          10,644
 2/28/1998                10,875                          10,914
 5/31/1998                10,985                          11,047
 8/31/1998                11,202                          11,290
11/30/1998                11,336                          11,470
 2/28/1999                11,406                          11,585
 5/31/1999                11,383                          11,563
 8/31/1999                11,043                          11,346
11/30/1999                10,918                          11,347
 2/28/2000                10,915                          11,344
 5/31/2000                11,044                          11,463
 8/31/2000                11,661                          12,115
11/30/2000                11,830                          12,275
 2/28/2001                12,295                          12,744
 5/31/2001                12,382                          12,855
 8/31/2001                12,871                          13,350
11/30/2001                12,812                          13,345
 2/28/2002                13,030                          13,615
 5/31/2002                13,028                          13,692
 8/31/2002                13,432                          14,183
11/30/2002                13,374                          14,194
 2/28/2003                13,781                          14,659
 5/31/2003                14,183                          15,110
 8/31/2003                13,518                          14,628
11/30/2003                14,093                          15,138
 2/28/2004                14,520                          15,582
 5/31/2004                13,926                          15,105
 8/31/2004                14,469                          15,667
11/30/2004                14,438                          15,755
 2/28/2005                14,685                          16,043
 5/31/2005                14,910                          16,308
 8/31/2005                15,109                          16,500
11/30/2005                14,795                          16,367
 2/28/2006                15,158                          16,664
 5/31/2006                14,952                          16,617
 8/31/2006                15,371                          17,000
11/30/2006                15,794                          17,369
 2/28/2007                15,874                          17,490

* The Lehman Brothers Municipal Bond Index is representative of the broad based fixed income market. It includes long term investment grade tax exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Fund's return.

PERFORMANCE DATA:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                    --------------     ---------------------
 1 year ended 2/28/07 ..........          4.73%               $10,473
 5 years ended 2/28/07 .........          4.03%               $12,184
10 years ended 2/28/07 .........          4.73%               $15,874

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.


--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 through February 28, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                            Expenses*
                                                        Beginning           Ending         paid during
                                                      account value     account value     period 9/1/06
                                                          9/1/06           2/28/07        thru 2/28/07
                                                     ---------------   ---------------   --------------
Actual ...........................................     $  1,000.00       $ 1,032.70          $ 3.02
Hypothetical (5% return before expenses) .........     $  1,000.00       $ 1,021.82          $ 3.01

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
                                                                               5

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Long-Term Holdings

                                                                                                                  Percentage
                                                                                       Principal                  of Fund's
Issue                                                                                    Amount        Value      Net Assets
------------------------------------------------------------------------------------ ------------- ------------- -----------
Philadelphia Authority for Industrial Development, Revenue Bonds, Cultural and
 Commercial Corridors Program, Ser. A, FGIC Insured, 5.00%, 12/1/22 ................  $4,900,000    $5,308,856        4.8%
Housing Development Authority, Revenue Bonds, Homeownership Mortgage,
 Ser. E, 4.50%, 11/1/26 ............................................................  $5,000,000    $4,999,700        4.6%
Lubbock, Housing Finance Corp., Single Family Mortgage Revenue Bonds,
 Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ................................  $2,700,000    $3,896,100        3.6%
Chicago Public Building, Commerce Building Revenue Bonds, Refunding,
 Chicago Transit Authority, AMBAC Insured, 5.00%, 3/1/22 ...........................  $3,390,000    $3,678,997        3.4%
Bi-State Development Agency, Illinois Metropolitan District Revenue Bonds,
 Refunding, St. Clair County Metrolink Project, FSA Insured, 5.25%, 7/1/27 .........  $3,185,000    $3,658,164        3.3%
Natomas Unified School District, General Obligation Unlimited, Election of 2006,
 FGIC Insured, 4.50%, 8/1/29 .......................................................  $3,500,000    $3,556,350        3.2%
Ceres California Redevelopment Agency, Tax Allocation, Ceres Redevelopment
 Project Area No. 1, MBIA Insured, 5.00%, 11/1/33 ..................................  $3,200,000    $3,430,560        3.1%
St. Johns County Transportation Improvement, Revenue Bonds,
 AMBAC Insured, 5.00%, 10/1/26 .....................................................  $3,045,000    $3,287,991        3.0%
Office Building Commission, Capital Complex, Revenue Bonds, Ser. B,
 MBIA Insured, 7.40%, 7/1/15 .......................................................  $2,575,000    $3,165,319        2.9%
Grayson County, General Obligation Limited, Pass Through Toll,
 FSA Insured, 4.38%, 1/1/25 ........................................................  $3,130,000    $3,161,957        2.9%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Fund's Net Assets

       [THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]


Long Term Municipal Securities............................   99.1%
Short-Term Municipal Securities Cash & Other .............    0.9%


--------------------------------------------------------------------------------
Quality Diversification -- Credit Quality expressed as a Percentage of Fund's Net Assets as of 2/28/07

Aaa                                            91.4%
Aa1                                             4.8%
Aa2                                             0.1%
Aa3                                             2.3%
Baa3                                            0.5%
Short-Term Investments                          5.2%
                                              -----
Total Investments                             104.3%
Liabilities in excess of other assets          (4.3%)
                                              -----
Total Net Assets                              100.0%
                                              =====

Source: Moody's ratings, defaulting to S&P when not rated.
Credit Quality is subject to change.

--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                                        February 28, 2007
--------------------------------------------------------------------------------

 Principal                                                                                            Rating
  Amount                                                                                            (unaudited)     Value
-----------                                                                                         -----------  ------------
LONG-TERM MUNICIPAL SECURITIES (99.1%)
              ALASKA (1.0%)
$ 1,000,000   Housing Finance Corp., General Housing, Revenue Bonds, Ser. A,
                FGIC Insured, 5.00%, 12/1/26 .....................................................      Aaa      $  1,058,550
                                                                                                                 ------------
              CALIFORNIA (17.3%)
  1,345,000   California Infrastructure and Economic Development Bank, Revenue Bonds,
                Refunding, Salvation Army Western Project, AMBAC Insured, 5.00%, 9/1/23 ..........      Aaa         1,457,146
  2,195,000   California State Public Works Board, Lease Revenue Bonds, Ser. A, 4.63%, 4/1/24 ....      Aaa         2,269,850
  3,200,000   Ceres California Redevelopment Agency, Tax Allocation, Ceres Redevelopment
                Project Area No. 1, MBIA Insured, 5.00%, 11/1/33 .................................      Aaa         3,430,560
  1,980,000   Inglewood Unified School District, School Facilities Financing Authority,
                Revenue Bonds, FSA Insured, 5.25%, 10/15/21 ......................................      Aaa         2,266,249
  3,500,000   Natomas Unified School District, General Obligation Unlimited, Election of 2006,
                FGIC Insured, 4.50%, 8/1/29 ......................................................      Aaa         3,556,350
  2,555,000   Palomar Pomerado Health, General Obligation Unlimited, Election of 2004, Ser. A,
                AMBAC Insured, 5.00%, 8/1/34 .....................................................      Aaa         2,721,841
              Sacramento City Financing Authority, Revenue Bonds, Capital Improvements,
                300 Richards Boulevard, Ser. C, AMBAC Insured: ...................................
     70,000       5.00%, 12/1/22 .................................................................      Aaa            75,841
    970,000       5.00%, 12/1/23 .................................................................      Aaa         1,049,307
    955,000       5.00%, 12/1/24 .................................................................      Aaa         1,030,674
  1,000,000   San Diego County, Certificates of Participation, Refunding, Edgemoor Project and
                Regulation Systems, AMBAC Insured, 5.00%, 2/1/26 .................................      Aaa         1,062,430
                                                                                                                 ------------
                                                                                                                   18,920,248
                                                                                                                 ------------
              FLORIDA (7.0%)
  2,785,000   Brevard County, General Obligation Limited, Limited Tax, South Brevard
                Recreational Project, AMBAC Insured, 4.13%, 7/1/20 ...............................      Aaa         2,805,303
    500,000   Hillsborough County School District Sales Tax, Revenue Bonds, Refunding,
                AMBAC Insured, 5.00%, 10/1/20 ....................................................      Aaa           539,430
  1,000,000   Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured,
                5.00%, 12/1/21 ...................................................................      Aaa         1,079,350
  3,045,000   St. Johns County Transportation Improvement, Revenue Bonds,
                AMBAC Insured, 5.00%, 10/1/26 ....................................................      Aaa         3,287,991
                                                                                                                 ------------
                                                                                                                    7,712,074
                                                                                                                 ------------
              GEORGIA (3.8%)
  1,575,000   Atlanta Georgia Development Authority, Revenue Bonds, Refunding,
                Tuff Yamacraw LLC Project, Ser. A, AMBAC Insured, 5.00%, 1/1/20 ..................      Aaa         1,700,984
  2,325,000   Fulton County Georgia Development Authority Revenue Bonds,
                Spelman College, 5.00%, 6/1/25(1) ................................................      Aa3         2,510,791
                                                                                                                 ------------
                                                                                                                    4,211,775
                                                                                                                 ------------

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

 Principal                                                                                            Rating
  Amount                                                                                            (unaudited)     Value
-----------                                                                                         -----------  ------------
              ILLINOIS (5.5%)
$ 3,390,000   Chicago Public Building, Commerce Building Revenue Bonds, Refunding,
                Chicago Transit Authority, AMBAC Insured, 5.00%, 3/1/22 ..........................      Aaa      $  3,678,997
  2,000,000   Cook County General Obligation Unlimited, Ser. A, MBIA Insured,
                6.25%, 11/15/13 ..................................................................      Aaa         2,294,200
                                                                                                                 ------------
                                                                                                                    5,973,197
                                                                                                                 ------------
              INDIANA (2.9%)
  2,575,000   Office Building Commission, Capital Complex, Revenue Bonds, Ser. B,
                MBIA Insured, 7.40%, 7/1/15 ......................................................      Aaa         3,165,319
                                                                                                                 ------------
              IOWA (2.4%)
  2,660,000   Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23 .......................      Aaa         2,665,985
                                                                                                                 ------------
              LOUISIANA (3.5%)
  1,200,000   Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds,
                Home Ownership, Zone A-1, GNMA/FNMA/FHLMC Collateral, 4.65%,
                12/1/33(1) .......................................................................      Aaa         1,212,120
  2,420,000   St. Tammany Parish Sales Tax District No. 3, Revenue Bonds,
                CIFG Insured, 5.00%, 6/1/24 ......................................................      AAA*        2,616,480
                                                                                                                 ------------
                                                                                                                    3,828,600
                                                                                                                 ------------
              MICHIGAN (0.2%)
    215,000   State Building Authority, State Police Commission System, Revenue Bonds,
                MBIA Insured, 4.65%, 10/1/19 .....................................................      Aaa           225,544
                                                                                                                 ------------
              MISSOURI (5.4%)
  3,185,000   Bi-State Development Agency, Illinois Metropolitan District Revenue Bonds,
                Refunding, St. Clair County Metrolink Project, FSA Insured, 5.25%, 7/1/27 ........      Aaa         3,658,164
  2,060,000   St. Louis Parking, Revenue Bonds, Refunding, Ser. A,
                MBIA Insured, 5.00%, 12/15/20 ....................................................      Aaa         2,232,463
                                                                                                                 ------------
                                                                                                                    5,890,627
                                                                                                                 ------------
              NEVADA (1.9%)
  2,030,000   Clark County Nevada Industrial Development Revenue Bonds, Southwest Gas
                Corporation Project, Ser. A, AMBAC Insured, 4.85%, 10/1/35 .......................      Aaa         2,079,796
                                                                                                                 ------------
              NEW JERSEY (2.7%)
  2,900,000   New Jersey Environmental Infrastructure Trust, Revenue Bonds,
                Ser. A, 4.25%, 9/1/23 ............................................................      Aaa         2,941,383
                                                                                                                 ------------
              NEW YORK (3.0%)
    500,000   Dormitory Authority, Note Revenue Bonds, FHA Insured Mortgage, Montefiore
                Hospital, FGIC Insured, 5.00%, 2/1/13 ............................................      Aaa           534,010
  2,500,000   Long Island Power Authority, Electric Systems Revenue Bonds, Gen. Ser. E,
                FGIC Insured, 5.00%, 12/1/22 .....................................................      Aaa         2,712,825
                                                                                                                 ------------
                                                                                                                    3,246,835
                                                                                                                 ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2007
--------------------------------------------------------------------------------

 Principal                                                                                            Rating
  Amount                                                                                            (unaudited)     Value
-----------                                                                                         -----------  ------------
              NORTH DAKOTA (1.0%)
$ 1,000,000   State Water Commission Revenue, Water Development & Management Program,
                Ser. B, MBIA Insured, 5.00%, 8/1/25 ..............................................      Aaa      $  1,073,120
                                                                                                                 ------------
              OHIO (0.1%)
    115,000   Housing and Community Service Department, Single-Family Revenue Bonds,
                Ser. A-2, 5.50%, 9/1/22 ..........................................................      Aaa           120,262
                                                                                                                 ------------
              PENNSYLVANIA (6.8%)
  4,900,000   Philadelphia Authority for Industrial Development, Revenue Bonds, Cultural and
                Commercial Corridors Program, Ser. A, FGIC Insured, 5.00%, 12/1/22 ...............      Aaa         5,308,856
  2,000,000   Public School Building Authority, Lease Revenue Bonds, Philadelphia School
                District Project, Ser. B, FSA State Aid Withholding, 5.00%, 6/1/24 ...............      Aaa         2,161,840
                                                                                                                 ------------
                                                                                                                    7,470,696
                                                                                                                 ------------
              SOUTH CAROLINA (2.5%)
  1,775,000   State Highway, General Obligation Unlimited, Ser. A, 3.00%, 8/1/20 .................      Aaa         1,578,312
  1,135,000   State Housing Finance and Development Authority, Mortgage Revenue Bonds,
                AMT, Ser. A-2, FSA Insured, 5.00%, 7/1/20 ........................................      Aaa         1,175,826
                                                                                                                 ------------
                                                                                                                    2,754,138
                                                                                                                 ------------
              SOUTH DAKOTA (7.3%)
  2,580,000   Heartland Consumers Power Distribution, Electric Utility, FSA Insured,
                6.00%, 1/1/17 ....................................................................      Aaa         2,964,833
  5,000,000   Housing Development Authority, Revenue Bonds, Homeownership Mortgage,
                Ser. E, 4.50%, 11/1/26 ...........................................................      Aa1         4,999,700
                                                                                                                 ------------
                                                                                                                    7,964,533
                                                                                                                 ------------
              TENNESSEE (0.1%)
     90,000   Housing Development Agency Homeownership, Revenue Bonds,
                General Obligation, 5.00%, 7/1/17 ................................................      Aa2            91,102
                                                                                                                 ------------
              TEXAS (21.7%)
  2,000,000   Dallas Texas Area Rapid Transit Sales Tax Revenue Bonds, Refunding,
                Senior Lien, AMBAC Insured, 4.50%, 12/1/25(1) ....................................      Aaa         2,044,300
  3,130,000   Grayson County, General Obligation Limited, Pass Through Toll, FSA Insured,
                4.38%, 1/1/25 ....................................................................      Aaa         3,161,957
              Houston Texas Community College Systems Public Facility Corp., Lease Revenue
                Bonds, Northline Mall Campus Project, AMBAC Insured: .............................
  1,000,000       5.00%, 4/15/17 .................................................................      Aaa         1,095,140
  2,215,000       5.00%, 4/15/18 .................................................................      Aaa         2,420,486
    500,000       5.00%, 4/15/20 .................................................................      Aaa           543,895
    845,000   Houston Texas Community College Systems Public Facility Corp., Lease Revenue
                Bonds, Public Safety Institute Project, Ser. C, AMBAC Insured, 4.38%, 4/15/21 ....      Aaa           859,137

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

 Principal                                                                                            Rating
  Amount                                                                                            (unaudited)     Value
-----------                                                                                         -----------  ------------
$ 2,700,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue Bonds,
                Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21 ...............................      AAA*     $  3,896,100
  1,035,000   Mansfield Independent School District, School Building, General Obligation
                Unlimited, PSF Guaranteed, 5.00%, 2/15/20 ........................................      Aaa         1,096,738
              Mission Consolidated Independent School District, General Obligation Unlimited,
                Refunding, PSF Guaranteed: .......................................................
  2,000,000       5.00%, 2/15/28 .................................................................      Aaa         2,122,620
  1,500,000       5.00%, 2/15/30 .................................................................      Aaa         1,588,815
  1,600,000   North Forest Independent School District, General Obligation Unlimited,
                Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21 ...........................      Aaa         1,731,568
    500,000   Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi Project,
                FSA Insured, 5.00%, 7/15/25 ......................................................      Aaa           534,180
  1,250,000   San Patricio County, Certificates of Obligation, General Obligation Limited,
                AMBAC Insured, 4.75%, 4/1/36 .....................................................      Aaa         1,290,962
    270,000   State Public Finance Authority, General Obligation Unlimited, Refunding,
                Ser. B, 5.00%, 10/1/18 ...........................................................      Aa1           293,636
  1,000,000   Texas Tech University, Revenue Bonds, Refunding and Improvement,
                AMBAC Insured, 5.00%, 2/15/27 ....................................................      Aaa         1,070,030
                                                                                                                 ------------
                                                                                                                   23,749,564
                                                                                                                 ------------
              UTAH (1.7%)
  1,890,000   West Valley City Utah Municipal Building Authority, Lease Revenue Bonds,
                Refunding, Ser. A, FGIC Insured, 4.38%, 8/1/26 ...................................      Aaa         1,909,599
                                                                                                                 ------------
              VIRGINIA (0.5%)
    500,000   Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed,
                5.25%, 6/1/19 ....................................................................      Baa3          524,890
                                                                                                                 ------------
              WEST VIRGINIA (0.8%)
    820,000   West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United
                Hospital Center, Inc. Project, Ser. A, AMBAC Insured, 5.00%, 6/1/22 ..............      Aaa           880,910
                                                                                                                 ------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
                (Cost $105,524,631) ..............................................................                108,458,747
                                                                                                                 ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2007
--------------------------------------------------------------------------------


 Principal                                                                                            Rating
  Amount                                                                                            (unaudited)     Value
-----------                                                                                         -----------  ------------
SHORT-TERM MUNICIPAL SECURITIES (5.2%)
              FLORIDA (3.8%)
$ 4,200,000   Jacksonville Pollution Control, Revenue Bonds, Refunding, 3.71%, 3/1/07(2) .........      VMIG1    $  4,200,000
                                                                                                                 ------------
              WYOMING (1.4%)
  1,500,000   Lincoln County Wyoming Pollution Control, Revenue Bonds, Exxon Project,
                3.61%, 3/1/07(2) .................................................................       P-1        1,500,000
                                                                                                                 ------------
              TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (Cost $5,700,000) ................................................................                  5,700,000
                                                                                                                 ------------
              TOTAL MUNICIPAL SECURITIES (104.3%)
                (Cost $111,224,631) ..............................................................                114,158,747
                                                                                                                 ------------
              EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.3%) ...........................                 (4,655,960)
                                                                                                                 ------------
              NET ASSETS (100.0%) ................................................................               $109,502,787
                                                                                                                 ------------
              NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                OUTSTANDING SHARE ($109,502,787 / 10,369,113 shares outstanding) .................               $      10.56
                                                                                                                 ============

* Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1)   When-issued security.

(2) Variable rate demand notes are considered short-term obligations. Interest rates change on reset date. These securities are payable on demand on interest rate reset dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 2007.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2007
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $111,224,631) ................................        $ 114,158,747
Cash .....................................................            3,978,471
Receivable for securities sold ...........................            3,985,464
Interest receivable ......................................            1,024,047
Receivable for capital shares sold .......................               22,930
Prepaid expenses .........................................                6,176
                                                                  -------------
   Total Assets ..........................................          123,175,835
                                                                  -------------
Liabilities:
Payable for securities purchased .........................           13,374,036
Dividends payable to shareholders ........................              105,951
Payable for capital shares repurchased ...................               43,021
Accrued expenses:
   Advisory fee ..........................................               43,038
   Directors' fees and expenses ..........................                3,722
   Other .................................................              103,280
                                                                  -------------
     Total Liabilities ...................................           13,673,048
                                                                  -------------
Net Assets ...............................................        $ 109,502,787
                                                                  =============
Net assets consist of:
Capital stock, at $0.01 par value
   (authorized 65,000,000 shares;
   outstanding 10,369,113 shares) ........................        $     103,691
Additional paid-in capital ...............................          105,970,307
Distributions in excess of net
   investment income .....................................              (23,142)
Accumulated net realized gain on
   investments ...........................................              517,815
Net unrealized appreciation of investments ...............            2,934,116
                                                                  -------------
Net Assets ...............................................        $ 109,502,787
                                                                  =============
Net Asset Value, Offering and Redemption
   Price, per Outstanding Share
   ($109,502,787 / 10,369,113
   shares outstanding) ...................................        $       10.56
                                                                  =============

Statement of Operations
for the Year Ended February 28, 2007
--------------------------------------------------------------------------------

Investment Income:
Interest .................................................        $   4,966,306
                                                                  -------------
Expenses:
Advisory fee .............................................              557,318
Service and distribution plan fees .......................              278,659
Registration and filing fees .............................               48,040
Custodian fees ...........................................               32,415
Transfer agent fees ......................................               31,803
Printing and postage .....................................               31,002
Auditing and legal fees ..................................               17,600
Directors' fees and expenses .............................                7,745
Insurance ................................................                6,800
Telephone ................................................                4,299
Other ....................................................               22,628
                                                                  -------------
   Total Expenses Before Custody Credits
     and Fees Waived .....................................            1,038,309
   Less: Service and Distribution Plan Fees
     Waived ..............................................             (278,659)
   Less: Custody Credits .................................              (17,320)
                                                                  -------------
   Net Expenses ..........................................              742,330
                                                                  -------------
Net Investment Income ....................................            4,223,976
                                                                  -------------
Net Realized and Unrealized Gain/(Loss)
   on Investments:
   Net Realized Gain .....................................              744,743
   Change in Net Unrealized
     Appreciation/(Depreciation) .........................              105,402
                                                                  -------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments ........................................              850,145
                                                                  -------------
Net Increase in Net Assets from
   Operations ............................................        $   5,074,121
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Year Ended February 28, 2007 and for the Year Ended February 28, 2006
--------------------------------------------------------------------------------

                                                                                  Year Ended           Year Ended
                                                                              February 28, 2007     February 28, 2006
                                                                              -----------------     -----------------
Operations:
  Net investment income ..................................................      $   4,223,976        $   4,274,143
  Net realized gain on investments .......................................            744,743              988,733
  Change in net unrealized appreciation/(depreciation) ...................            105,402           (1,456,864)
                                                                                -------------        -------------
  Net increase in net assets from operations .............................          5,074,121            3,806,012
                                                                                -------------        -------------
Distributions to Shareholders:
  Net investment income ..................................................         (4,223,976)          (4,267,509)
  Net realized gain from investment transactions .........................           (909,947)            (720,888)
                                                                                -------------        -------------
  Total Distributions ....................................................         (5,133,923)          (4,988,397)
                                                                                -------------        -------------
Capital Share Transactions:
  Proceeds from sale of shares ...........................................          2,218,574            3,024,212
  Proceeds from reinvestment of distributions to shareholders ............          3,709,204            3,601,794
  Cost of shares repurchased .............................................        (13,842,987)         (14,444,780)
                                                                                -------------        -------------
  Decrease from capital share transactions ...............................         (7,915,209)          (7,818,774)
                                                                                -------------        -------------
Total Decrease in Net Assets .............................................         (7,975,011)          (9,001,159)
Net Assets:
  Beginning of year ......................................................        117,477,798          126,478,957
                                                                                -------------        -------------
  End of year ............................................................      $ 109,502,787        $ 117,477,798
                                                                                =============        =============
Distributions in excess of net investment income, at end of year .........      $     (23,142)       $     (27,155)
                                                                                =============        =============

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              13



The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of The National Bond Portfolio. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the "Service").
Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

In September 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder's account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.
Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue
Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty

--------------------------------------------------------------------------------
14



                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 2007
--------------------------------------------------------------------------------

in Income Taxes - an Interpretation of FASB Statement No. 109" (the
"Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns
(including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                              Year Ended         Year Ended
                                          February 28, 2007   February 28, 2006
                                          -------------------------------------
Shares sold ............................            213,756             284,210
Shares issued to
   shareholders in
   reinvestment of
   distributions .......................            354,538             340,881
Shares
   repurchased .........................         (1,328,645)         (1,361,209)
                                          -------------------------------------
Net decrease ...........................           (760,351)           (736,118)
                                          =====================================
Dividends per
   share from net
   investment
   income ..............................         $   0.3971          $   0.3713
                                          =====================================
Dividends per
   share from net
   realized gains ......................         $   0.0870          $   0.0639
                                          =====================================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

                                                                 Year Ended
                                                              February 28, 2007
                                                              -----------------
Purchases:
   Long-term obligations .................................        $ 312,728,439
                                                                  -------------
Maturities or Sales:
   Long-term obligations .................................        $ 319,868,882
                                                                  -------------



--------------------------------------------------------------------------------
                                                                              15

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements                                  February 28, 2007
--------------------------------------------------------------------------------

4. Income Taxes

At February 28, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes .....................        $ 111,283,929
                                                                  =============
Gross tax unrealized appreciation ........................        $   2,915,289
Gross tax unrealized depreciation ........................              (40,471)
                                                                  -------------
Net tax unrealized appreciation on
   investments ...........................................        $   2,874,818
                                                                  =============
Undistributed income on municipal
   bonds .................................................        $      82,809
                                                                  -------------
Undistributed ordinary income ............................        $     290,856
                                                                  -------------
Undistributed long-term capital
   gains .................................................        $     286,257
                                                                  -------------

Net unrealized gain (loss) differs for financial statements and tax purposes primarily due to wash sales.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased distributions in excess of net investment income by $4,013, and decreased accumulated net realized gain by $4,013. Net assets were not affected by this reclassification. These reclasses were due to differing treatments of distribution reclassifications for tax purposes.

The tax composition of dividends to shareholders for the years ended February 28, 2007 and 2006 were as follows:

                                                      2007             2006
                                                  -----------       -----------
Municipal bond income ...................         $ 4,217,363       $ 4,265,370
Taxable ordinary income .................              27,531           347,834
Long-term capital gains .................             889,029           375,193
                                                  -----------       -----------
                                                  $ 5,133,923       $ 4,988,397
                                                  ===========       ===========

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $557,318 was paid or payable to Value Line, Inc. (the "Adviser") for the year ended February 28, 2007. This was computed at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionally based upon the Funds' respective net assets. The Fund bears all other costs and expenses of its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $278,659 were accrued under this Plan for the year ended February 28, 2007. Effective February 10, 2006, the Distributor voluntarily waived this fee. The fees waived amounted to $278,659. The Distributor has no right to recoup previously waived amounts.

For the year ended February 28, 2007, the Fund's expenses were reduced by $17,320 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At February 28, 2007, the Adviser and/or affiliated companies owned 64,703 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 131,663 shares, representing 1.27% of the outstanding shares.

--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:


                                                                             National Bond Portfolio
                                                  -----------------------------------------------------------------------------
                                                                       Years Ended on Last Day of February
                                                  -----------------------------------------------------------------------------
                                                      2007                2006              2005          2004         2003
                                                  -----------------------------------------------------------------------------
Net asset value, beginning of year .............  $     10.56          $     10.66      $     11.03   $     10.84   $     10.68
                                                  -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................         0.40                 0.37             0.37          0.38          0.42
 Net gains or (losses) on securities
   (both realized and unrealized) ..............         0.09                (0.04)           (0.26)         0.19          0.18
                                                  -----------------------------------------------------------------------------
 Total from investment operations ..............         0.49                 0.33             0.11          0.57          0.60
                                                  -----------------------------------------------------------------------------
Less distributions:
Dividends from net investment
 income ........................................        (0.40)               (0.37)           (0.37)        (0.38)        (0.42)
Distributions from net realized gains ..........        (0.09)               (0.06)           (0.11)           --         (0.02)
                                                  -----------------------------------------------------------------------------
Total distributions ............................        (0.49)               (0.43)           (0.48)        (0.38)        (0.44)
                                                  -----------------------------------------------------------------------------
Net asset value, end of year ...................  $     10.56          $     10.56      $     10.66   $     11.03   $     10.84
                                                  -----------------------------------------------------------------------------
Total return ...................................         4.73%                3.22%            1.14%         5.36%         5.76%
                                                  =============================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .........  $   109,503          $   117,478      $   126,479   $   149,640   $   165,175
Ratio of expenses to average net assets(1) .....         0.93%(2)             0.97%(2)         0.97%         0.94%         0.91%
Ratio of net investment income to average
 net assets ....................................         3.79%                3.51%            3.48%         3.50%         4.00%
Portfolio turnover rate ........................          283%                 149%              93%          166%          134%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 0.92%, 0.96%, 0.97%, 0.94%, and 0.90%, respectively, for the years ended February 28, 2007, February 28, 2006, February 28, 2005, February 29, 2004 and February 28, 2003.

(2) Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.68% for the year ended February 28, 2007 and 0.96% for the year ended February 28, 2006.

(3)   Represents $0.0005.

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              17

The Value Line Tax Exempt Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The National Bond Portfolio (constituting the portfolio of The Value Line Tax Exempt Fund, Inc., hereinafter referred to as the "Fund") at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


New York, New York
April 26, 2007


--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended February 28, 2007, the Fund paid dividends to shareholders of $0.3971 per share from net investment income. Substantially all of the Fund's dividends from net investment income were exempt-interest divi- dends and are 100% free of Federal income tax. However, state and local taxes differ from state to state and a por- tion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested that you consult your own tax adviser with respect to those taxes.

During the year ended February 28, 2007, the Fund paid $0.0870 per share of long-term capital gains to shareholders.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              19

The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                            Other
                                                      Length of       Principal Occupation                  Directorships
Name, Address, and Age         Position               Time Served     During the Past 5 Years               Held by Director
----------------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner          Chairman of the        Since 1984      Chairman, President and Chief         Value Line, Inc.
Age 72                         Board of Directors                     Executive Officer of Value Line,
                               and President                          Inc. (the "Adviser") and Value
                                                                      Line Publishing, Inc. Chairman
                                                                      and President of each of the
                                                                      14 Value Line Funds and
                                                                      Value Line Securities, Inc.
                                                                      (the "Distributor").
----------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director               Since 1991      Consultant, Academic Search           None
416 North Hemlock Lane                                                Consultation Service, Inc.
Williamstown, MA 01267                                                1992-2004; Trustee Emeritus and
Age 83                                                                Chairman (1993-1994) of the
                                                                      Board of Trustees of Duke
                                                                      University; President Emeritus,
                                                                      Williams College.
----------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director               Since 2000      Customer Support Analyst, Duke        None
4921 Buckingham Drive                                                 Power Company.
Charlotte, NC 28209
Age 65
----------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director               Since 2000      Professor of History, Williams        None
54 Scott Hill Road                                                    College, 1961-2002. Professor
Williamstown, MA 01267                                                Emeritus since 2002; President
Age 75                                                                Emeritus since 1994 and
                                                                      President, 1985-1994; Chairman
                                                                      (1993-1997) and Interim
                                                                      President (2002-2003) of the
                                                                      American Council of Learned
                                                                      Societies. Trustee since 1997 and
                                                                      Chairman of the Board since
                                                                      2005, National Humanities Center.
----------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director               Since 1997      Visiting Professor of Classics,       None
5 Birch Run Drive                                                     Williams College, since 1999;
Saratoga Springs, NY 12866                                            President Emeritus, Skidmore
Age 71                                                                College since 1999 and President,
                                                                      1987-1998.
----------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director               Since 1984      Chairman, Institute for Political     None
169 Pompano St.                                                       Economy.
Panama City Beach, FL 32413
Age 68
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                            Other
                                                      Length of       Principal Occupation                  Directorships
Name, Address, and Age         Position               Time Served     During the Past 5 Years               Held by Director
----------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director               Since 1996      Senior Financial Advisor,             None
1409 Beaumont Drive                                                   Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                    since 2004; Senior Financial
Age 58                                                                Advisor, Hawthorn 2001-2004.
----------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,        Since 1994      Director, Vice President and
Age 49                         Secretary and                          Compliance Officer of the
                               Chief Compliance                       Adviser. Director and Vice
                               Officer                                President of the Distributor. Vice
                                                                      President, Secretary and Chief
                                                                      Compliance Officer of each of the
                                                                      14 Value Line Funds.
----------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer              Since 2005      Controller of the Adviser until
Age 47                                                                2003; Chief Financial Officer of
                                                                      the Adviser 2003-2005; Treasurer
                                                                      of the Adviser since 2005;
                                                                      Treasurer of each of the 14 Value
                                                                      Line Funds.
Howard A. Brecher              Assistant              Since 2005      Director, Vice President and
Age 53                         Treasurer,                             Secretary of the Adviser. Director
                               Assistant Secretary                    and Vice President of the
                                                                      Distributor.
----------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------






                    [This page is intentionally left blank.]






--------------------------------------------------------------------------------
                                                                              23

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am - 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                P.O. Box 272
                                Cos Cob, CT 06807-0272

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President, Secretary/
                                Chief Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                        #539720

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2007 $13,368

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2007 $7,092

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2007 $2,200

      (h)   Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 3, 2007
      -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 3, 2007
      -----------